Annual Total Returns[BarChart] - SA PineBridge High-Yield Bond Portfolio - Class 1	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	4.34%	16.95%	7.92%	0.79%	(4.22%)	18.30%	9.61%	(3.82%)	14.88%	8.07%